Inventories and pre-publication costs - Additional information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Information About Inventories Explanatory [Abstract]
Pre-publication costs capitalized	£ 73	£ 80
Pre-publication costs, amortization charge	£ 60	£ 62